Quarterly Holdings Report
for

Fidelity® Growth & Income Portfolio

April 30, 2021

GAI-QTLY-0621
1.800339.117

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value (000s)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 0.8%
Verizon Communications, Inc.	1,062,874	$61,423
Entertainment - 2.7%
Activision Blizzard, Inc.	405,700	36,996
Nintendo Co. Ltd. ADR	285,500	20,525
The Walt Disney Co. (a)	544,100	101,213
Vivendi SA	1,912,700	66,687
		225,421
Media - 4.1%
Comcast Corp. New Class A	4,994,700	280,452
Interpublic Group of Companies, Inc.	1,924,600	61,106
		341,558

TOTAL COMMUNICATION SERVICES		628,402

CONSUMER DISCRETIONARY - 3.3%
Auto Components - 0.7%
BorgWarner, Inc. (b)(c)	1,277,097	62,041
Automobiles - 0.2%
Harley-Davidson, Inc.	323,700	15,657
Hotels, Restaurants & Leisure - 0.2%
Marriott International, Inc. Class A	46,600	6,921
Starbucks Corp.	120,100	13,750
		20,671
Household Durables - 0.8%
Sony Group Corp. sponsored ADR	137,100	13,732
Whirlpool Corp. (c)	233,500	55,211
		68,943
Specialty Retail - 1.3%
Lowe's Companies, Inc.	532,179	104,440
Textiles, Apparel & Luxury Goods - 0.1%
Puma AG	57,254	6,038
Tapestry, Inc.	3,700	177
		6,215

TOTAL CONSUMER DISCRETIONARY		277,967

CONSUMER STAPLES - 6.9%
Beverages - 2.1%
Anheuser-Busch InBev SA NV ADR (b)	164,100	11,645
Diageo PLC sponsored ADR	210,100	37,681
Keurig Dr. Pepper, Inc.	498,600	17,875
Pernod Ricard SA	70,100	14,386
Remy Cointreau SA	41,114	8,215
The Coca-Cola Co.	1,530,603	82,622
		172,424
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	49,800	1,687
Costco Wholesale Corp. New	6,000	2,233
Sysco Corp. (c)	680,746	57,680
Walmart, Inc.	18,100	2,532
		64,132
Food Products - 0.2%
Lamb Weston Holdings, Inc.	181,600	14,619
Household Products - 0.5%
Colgate-Palmolive Co.	80,500	6,496
Energizer Holdings, Inc.	183,800	9,061
Procter & Gamble Co.	27,900	3,722
Spectrum Brands Holdings, Inc.	261,900	23,084
		42,363
Tobacco - 3.4%
Altria Group, Inc.	4,938,500	235,813
British American Tobacco PLC sponsored ADR (b)	1,030,600	38,658
Swedish Match Co. AB	87,300	7,161
		281,632

TOTAL CONSUMER STAPLES		575,170

ENERGY - 7.6%
Oil, Gas & Consumable Fuels - 7.6%
Canadian Natural Resources Ltd.	464,700	14,106
Cenovus Energy, Inc.	37,200	289
Cenovus Energy, Inc. (Canada)	8,060,600	62,759
Exxon Mobil Corp.	6,245,000	357,464
Hess Corp.	1,448,400	107,920
Imperial Oil Ltd.	339,100	9,794
Kosmos Energy Ltd. (a)	5,025,975	14,374
Magellan Midstream Partners LP	474,000	22,169
Phillips 66 Co.	497,500	40,253
		629,128
FINANCIALS - 18.5%
Banks - 13.0%
Bank of America Corp.	7,430,156	301,144
JPMorgan Chase & Co. (c)	641,192	98,622
M&T Bank Corp.	129,300	20,389
PNC Financial Services Group, Inc.	613,554	114,704
Truist Financial Corp.	1,569,530	93,089
U.S. Bancorp	1,176,373	69,818
Wells Fargo & Co.	8,509,241	383,341
		1,081,107
Capital Markets - 3.7%
Brookfield Asset Management, Inc. Class A	351,535	16,023
KKR & Co. LP	609,143	34,465
Morgan Stanley	402,797	33,251
Northern Trust Corp.	901,264	102,564
Raymond James Financial, Inc.	299,900	39,221
S&P Global, Inc.	1,100	429
State Street Corp.	922,427	77,438
		303,391
Consumer Finance - 0.5%
Discover Financial Svs	342,500	39,045
Insurance - 0.9%
American Financial Group, Inc.	46,000	5,652
Chubb Ltd.	151,800	26,047
Marsh & McLennan Companies, Inc.	189,507	25,716
Old Republic International Corp.	207,900	5,118
The Travelers Companies, Inc.	101,700	15,729
		78,262
Thrifts & Mortgage Finance - 0.4%
Essent Group Ltd.	288,400	15,164
Radian Group, Inc.	889,068	21,907
		37,071

TOTAL FINANCIALS		1,538,876

HEALTH CARE - 13.9%
Biotechnology - 0.3%
AbbVie, Inc.	158,200	17,639
Intercept Pharmaceuticals, Inc. (a)	230,704	4,563
		22,202
Health Care Equipment & Supplies - 1.5%
Becton, Dickinson & Co.	115,216	28,667
Boston Scientific Corp. (a)	1,372,200	59,828
Danaher Corp.	37,500	9,523
GN Store Nord A/S	54,000	4,875
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	208,200	11,792
Sonova Holding AG Class B	26,112	7,723
		122,408
Health Care Providers & Services - 6.0%
AmerisourceBergen Corp. (c)	172,000	20,778
Cardinal Health, Inc.	890,800	53,751
Cigna Corp.	414,100	103,115
CVS Health Corp.	1,332,904	101,834
McKesson Corp.	471,587	88,451
Patterson Companies, Inc.	568,770	18,280
UDG Healthcare PLC (United Kingdom)	202,900	2,401
UnitedHealth Group, Inc.	281,900	112,422
		501,032
Pharmaceuticals - 6.1%
Bayer AG	1,343,935	86,959
Bristol-Myers Squibb Co.	2,476,610	154,590
Eli Lilly & Co.	80,200	14,658
GlaxoSmithKline PLC sponsored ADR (b)	2,292,112	85,587
Johnson & Johnson	834,759	135,840
Sanofi SA sponsored ADR	399,400	20,917
UCB SA	110,700	10,256
Viatris, Inc. (a)	97,600	1,298
		510,105

TOTAL HEALTH CARE		1,155,747

INDUSTRIALS - 17.3%
Aerospace & Defense - 2.3%
Airbus Group NV	154,600	18,592
General Dynamics Corp.	156,900	29,847
Huntington Ingalls Industries, Inc.	121,000	25,691
MTU Aero Engines AG	47,800	12,062
Raytheon Technologies Corp.	216,482	18,020
Safran SA	97,900	14,617
The Boeing Co. (a)	310,000	72,636
		191,465
Air Freight & Logistics - 2.6%
DSV Panalpina A/S	27,100	6,044
Expeditors International of Washington, Inc.	9,200	1,011
FedEx Corp.	113,900	33,066
United Parcel Service, Inc. Class B	848,304	172,935
		213,056
Airlines - 0.0%
Copa Holdings SA Class A (a)	900	78
Building Products - 0.4%
A.O. Smith Corp.	73,200	4,959
Johnson Controls International PLC	437,900	27,299
		32,258
Commercial Services & Supplies - 0.4%
Healthcare Services Group, Inc. (b)	815,289	24,418
HNI Corp.	127,100	5,381
Interface, Inc.	541,000	6,946
Ritchie Bros. Auctioneers, Inc.	17,500	1,113
		37,858
Electrical Equipment - 1.2%
Acuity Brands, Inc.	118,500	21,984
Hubbell, Inc. Class B	149,839	28,771
Rockwell Automation, Inc.	22,400	5,919
Vertiv Holdings LLC (a)(d)	1,926,000	41,534
		98,208
Industrial Conglomerates - 6.3%
3M Co.	160,500	31,641
General Electric Co. (c)	37,644,627	493,898
		525,539
Machinery - 2.1%
Allison Transmission Holdings, Inc.	199,600	8,277
Caterpillar, Inc.	68,200	15,557
Cummins, Inc.	60,700	15,299
Donaldson, Inc.	651,900	40,991
Epiroc AB (A Shares)	238,400	5,168
Flowserve Corp.	343,100	13,600
Fortive Corp.	259,100	18,349
Kardex AG	7,390	1,525
Nordson Corp.	80,000	16,913
Otis Worldwide Corp.	99,241	7,728
Stanley Black & Decker, Inc.	68,300	14,122
Westinghouse Air Brake Co.	203,990	16,741
		174,270
Professional Services - 0.5%
Equifax, Inc.	70,800	16,229
RELX PLC:
rights (a)(e)	784,700	362
(London Stock Exchange)	784,700	20,368
Robert Half International, Inc.	11,300	990
		37,949
Road & Rail - 0.6%
J.B. Hunt Transport Services, Inc.	4,840	826
Knight-Swift Transportation Holdings, Inc. Class A	962,800	45,367
		46,193
Trading Companies & Distributors - 0.9%
Brenntag AG	39,400	3,537
Fastenal Co.	160,600	8,396
MSC Industrial Direct Co., Inc. Class A	8,600	775
Watsco, Inc.	221,292	64,808
		77,516

TOTAL INDUSTRIALS		1,434,390

INFORMATION TECHNOLOGY - 19.4%
Electronic Equipment & Components - 0.3%
CDW Corp.	115,500	20,597
Vontier Corp. (a)	215,740	6,761
		27,358
IT Services - 4.5%
Amadeus IT Holding SA Class A (a)	602,600	41,036
DXC Technology Co.	137,700	4,532
Edenred SA	396,300	22,465
Fidelity National Information Services, Inc.	490,900	75,059
Genpact Ltd.	618,800	29,412
IBM Corp.	221,000	31,355
MasterCard, Inc. Class A	29,200	11,156
Unisys Corp. (a)	912,118	21,891
Visa, Inc. Class A	592,879	138,473
		375,379
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	167,100	25,593
Applied Materials, Inc.	138,800	18,420
Intel Corp.	777,700	44,741
Lam Research Corp.	25,400	15,759
Marvell Technology, Inc.	374,100	16,913
NXP Semiconductors NV	236,600	45,548
Qualcomm, Inc.	1,164,646	161,653
		328,627
Software - 7.3%
Microsoft Corp.	1,962,799	494,987
Open Text Corp.	183,100	8,622
SAP SE sponsored ADR (b)	622,900	87,169
Temenos Group AG	131,190	19,264
		610,042
Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	1,970,176	258,999
Samsung Electronics Co. Ltd.	185,220	13,499
		272,498

TOTAL INFORMATION TECHNOLOGY		1,613,904

MATERIALS - 2.1%
Chemicals - 1.0%
DuPont de Nemours, Inc.	832,000	64,156
PPG Industries, Inc.	98,800	16,919
		81,075
Metals & Mining - 1.1%
BHP Billiton Ltd. sponsored ADR (b)	677,300	49,280
First Quantum Minerals Ltd.	661,300	15,242
Freeport-McMoRan, Inc.	867,700	32,721
		97,243

TOTAL MATERIALS		178,318

REAL ESTATE - 1.2%
Equity Real Estate Investment Trusts (REITs) - 1.2%
American Tower Corp.	143,000	36,432
CoreSite Realty Corp.	97,200	11,809
Equinix, Inc.	1,100	793
Public Storage	3,000	843
Simon Property Group, Inc.	374,500	45,592
		95,469
UTILITIES - 1.0%
Electric Utilities - 0.8%
Duke Energy Corp.	123,800	12,465
Entergy Corp. New	153,000	16,721
Exelon Corp.	162,200	7,289
Southern Co.	399,700	26,448
		62,923
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	296,200	7,254
Sempra Energy	78,500	10,799
		18,053

TOTAL UTILITIES		80,976

TOTAL COMMON STOCKS
(Cost $5,543,061)		8,208,347

Convertible Preferred Stocks - 0.2%
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 6.50%	175,300	9,741
Boston Scientific Corp. Series A, 5.50%	104,800	12,309
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $19,254)		22,050
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.1%
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Intercept Pharmaceuticals, Inc. 2% 5/15/26 (Cost $10,937)	14,007	9,099
	Shares	Value (000s)

Other - 0.1%
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(f)(g)
(Cost $18,059)	13,918,119	7,863

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.04% (h)	40,850,100	40,858
Fidelity Securities Lending Cash Central Fund 0.04% (h)(i)	165,799,221	165,816
TOTAL MONEY MARKET FUNDS
(Cost $206,674)		206,674
TOTAL INVESTMENT IN SECURITIES - 101.7%
(Cost $5,797,985)		8,454,033
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(143,614)
NET ASSETS - 100%		$8,310,419

Written Options
	Counterparty	Number of Contracts	Notional Amount (000s)	Exercise Price	Expiration Date	Value (000s)
Call Options
AmerisourceBergen Corp.	Chicago Board Options Exchange	772	$9,326	$125.00	8/20/21	$(390)
AmerisourceBergen Corp.	Chicago Board Options Exchange	772	9,326	130.00	8/20/21	(214)
BorgWarner, Inc.	Chicago Board Options Exchange	2,538	12,330	55.00	7/16/21	(209)
General Electric Co.	Chicago Board Options Exchange	19,175	25,158	15.00	6/18/21	(240)
JPMorgan Chase & Co.	Chicago Board Options Exchange	308	4,737	160.00	5/21/21	(33)
Sysco Corp.	Chicago Board Options Exchange	616	5,219	90.00	5/21/21	(48)
Whirlpool Corp.	Chicago Board Options Exchange	309	7,306	250.00	9/17/21	(349)
Whirlpool Corp.	Chicago Board Options Exchange	309	7,306	260.00	9/17/21	(255)
TOTAL WRITTEN OPTIONS						$(1,738)

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security is pledged as collateral for call options written. At period end, the value of securities pledged amounted to $80,708,000.

 (d) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $49,398,000 or 0.6% of net assets.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Level 3 security

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 12/16/20	$18,059
Vertiv Holdings LLC	2/6/20	$19,260

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$23
Fidelity Securities Lending Cash Central Fund	416
Total	$439

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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